Income Tax Expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Tax Expense [Line Items]
Assessable profit before tax percentage	(3.42%)	7.41%	(18.24%)
Preferential income tax rate percentage						20.00%
Carried forward	5 years
Net operating losses carryforwards (in Dollars) | $				$ 485,349	$ 366,301
Valuation allowance (in Dollars) | $				$ 29,607
Mainland, PRC [Member]
Income Tax Expense [Line Items]
Income tax rate	25.00%
Assessable profit before tax percentage		25.00%	25.00%
Assessable profit before tax (in Yuan Renminbi) | ¥		¥ 3.0	¥ 1.0
Preferential income tax rate percentage					20.00%	20.00%
Minimum [Member] | Mainland, PRC [Member]
Income Tax Expense [Line Items]
Assessable profit before tax (in Yuan Renminbi) | ¥			1.0
Maximum [Member] | Mainland, PRC [Member]
Income Tax Expense [Line Items]
Assessable profit before tax (in Yuan Renminbi) | ¥			¥ 3.0
Hong Kong [Member]
Income Tax Expense [Line Items]
Income tax rate	8.25%
Hong Kong [Member] | Hong Kong Inland Revenue Ordinance [Member]
Income Tax Expense [Line Items]
Income tax rate	16.50%
Taxable income (in Dollars) | $	$ 2.0
PRC [Member] | Mainland, PRC [Member]
Income Tax Expense [Line Items]
Assessable profit before tax percentage			12.50%